UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07692

Name of Fund:	Legg Mason Investors Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2006
Date of reporting period: 12/31/2005

Item 1 — Schedule of Investments
Portfolio of Investments

American Leading Companies Trust

December 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 98.7%
Consumer Discretionary — 14.9%
Household Durables — 0.3%
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	$1,959

Internet and Catalog Retail — 6.7%
Amazon.com, Inc.	300	14,145	A
eBay Inc.	350	15,137	A
Expedia, Inc.	425	10,183	A
IAC/InterActiveCorp	425	12,032	A

		51,497

Leisure Equipment and Products — 0.9%
Eastman Kodak Company	300	7,020

Media — 4.3%
Liberty Media Corporation	1,440	11,333	A
The DIRECTV Group, Inc.	900	12,708	A
Time Warner Inc.	480	8,371

		32,412

Specialty Retail — 2.7%
The Home Depot, Inc.	150	6,072
The TJX Companies, Inc.	630	14,635

		20,707

Consumer Staples — 6.8%
Beverages — 0.9%
The Pepsi Bottling Group, Inc.	225	6,437

Food and Staples Retailing — 1.5%
Albertson’s, Inc.	465	9,928
Wal-Mart Stores, Inc.	35	1,638

		11,566

Portfolio of Investments
American Leading Companies Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Consumer Staples — Continued
Food Products — 0.3%
Sara Lee Corporation	122	$2,306

Household Products — 0.2%
Kimberly-Clark Corporation	25	1,491

Tobacco — 3.9%
Altria Group, Inc.	400	29,888

Energy — 5.2%
Energy Equipment and Services — 1.4%
Baker Hughes Incorporated	36	2,188
Transocean Inc.	128	8,885	A

		11,073

Oil, Gas and Consumable Fuels — 3.8%
Anadarko Petroleum Corporation	67	6,348
Apache Corporation	97	6,647
Devon Energy Corporation	208	12,977
Exxon Mobil Corporation	30	1,685
Royal Dutch Shell PLC	24	1,476

		29,133

Financials — 20.9%
Capital Markets — 1.1%
Merrill Lynch & Co., Inc.	70	4,741
Morgan Stanley	70	3,972

		8,713

Commercial Banks — 4.2%
Bank of America Corporation	343	15,848
Lloyds TSB Group plc	1,950	16,373

		32,221

Portfolio of Investments
American Leading Companies Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 6.9%
Citigroup Inc.	465	$22,566
J.P. Morgan Chase & Co.	752	29,847

		52,413

Insurance — 5.2%
American International Group, Inc.	250	17,058
The St. Paul Travelers Companies, Inc.	318	14,205
XL Capital Ltd.	127	8,544

		39,807

Thrifts and Mortgage Finance — 3.5%
Countrywide Financial Corporation	250	8,547
MGIC Investment Corporation	75	4,937
Washington Mutual, Inc.	300	13,050

		26,534

Health Care — 14.8%
Health Care Providers and Services — 11.8%
Health Net Inc.	396	20,414	A
UnitedHealth Group Incorporated	665	41,323
WellPoint Inc.	354	28,246	A

		89,983

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Company	425	9,766
Johnson & Johnson	118	7,092
Pfizer Inc.	260	6,063

		22,921

Industrials — 9.6%
Aerospace and Defense — 3.3%
General Dynamics Corporation	108	12,317
Lockheed Martin Corporation	200	12,726

		25,043

Portfolio of Investments
American Leading Companies Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Industrials — Continued
Industrial Conglomerates — 5.3%
General Electric Company	340	$11,917
Tyco International Ltd.	1,000	28,860

		40,777

Machinery — 1.0%
Caterpillar Inc.	60	3,466
Deere & Company	60	4,087

		7,553

Information Technology — 12.3%
Communications Equipment — 2.1%
Nokia Oyj – ADR	875	16,012

Computers and Peripherals — 3.9%
Dell Inc.	300	8,997	A
Hewlett-Packard Company	300	8,589
International Business Machines Corporation	152	12,494

		30,080

IT Services — 0.6%
Accenture Ltd.	150	4,331

Semiconductors and Semiconductor Equipment — 3.3%
Applied Materials, Inc.	550	9,867
Intel Corporation	350	8,736
Texas Instruments Incorporated	200	6,414

		25,017

Software — 2.4%
Microsoft Corporation	405	10,591
Symantec Corporation	450	7,875	A

		18,466

Portfolio of Investments
American Leading Companies Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Materials — 7.7%
Metals and Mining — 7.7%
Alcoa Inc.	341	$10,084
Newmont Mining Corporation	340	18,156
Phelps Dodge Corporation	138	19,854
United States Steel Corporation	230	11,056

		59,150

Telecommunication Services — 6.0%
Wireless Telecommunication Services — 6.0%
ALLTEL Corporation	180	11,358
Sprint Nextel Corporation	1,471	34,363

		45,721

Utilities — 0.5%
Independent Power Producers and Energy Traders — 0.5%
Duke Energy Corporation	140	3,843

Total Common Stocks and Equity Interests (Identified Cost — $469,502)		754,074

Portfolio of Investments
American Leading Companies Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Repurchase Agreements — 1.3%
Bank of America 4.23%, dated 12/30/05, to be repurchased at $5,103 on 1/3/06 (Collateral: $5,085 Federal Home Loan Bank notes, 5.25%, due 8/15/06, value $5,206)	$5,101	$5,101
Goldman Sachs & Company 4.15%, dated 12/30/05, to be repurchased at $5,103 on 1/3/06 (Collateral: $5,225 Fannie Mae bonds, 5.5%, due 12/1/35, value $5,226)	5,100	5,100

Total Repurchase Agreements (Identified Cost — $10,201)		10,201

Total Investments — 100.0% (Identified Cost — $479,703)		764,275
Other Assets Less Liabilities — N.M.		(40)

Net assets — 100.0%		$764,235

Net Asset Value Per Share:
Primary Class		$24.17

Institutional Class		$24.83

A	Non-income producing.

N.M. — Not meaningful.

Portfolio of Investments
Balanced Trust
December 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 61.1%
Consumer Discretionary — 5.6%
Hotels, Restaurants and Leisure — 1.7%
McDonald’s Corporation	29	$978

Media — 0.7%
The Walt Disney Company	16	383

Multi-Line Retail — 2.0%
Target Corporation	21	1,154

Specialty Retail — 1.2%
Lowe’s Companies, Inc.	10	667

Consumer Staples — 5.5%
Beverages — 2.1%
PepsiCo, Inc.	20	1,181

Food and Staples Retailing — 1.5%
SYSCO Corporation	10	310
Wal-Mart Stores, Inc.	12	562

		872

Household Products — 1.3%
Kimberly-Clark Corporation	12	716

Personal Products — 0.6%
Avon Products, Inc.	12	343

Portfolio of Investments
Balanced Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Energy — 9.4%
Energy Equipment and Services — 5.8%
Nabors Industries, Ltd.	14	$1,053	A
National-Oilwell Varco Inc.	14	853	A
Schlumberger Limited	14	1,389

		3,295

Oil, Gas & Consumable Fuels — 3.6%
BP plc – ADR	11	694
ChevronTexaco Corporation	13	721
EnCana Corp.	14	614

		2,029

Financials — 8.1%
Diversified Financial Services — 3.3%
Capital One Financial Corporation	8	648
Citigroup Inc.	25	1,213

		1,861

Insurance — 1.1%
Lincoln National Corporation	12	636

Thrifts and Mortgage Finance — 3.7%
Fannie Mae	22	1,069
The PMI Group, Inc.	25	1,031

		2,100

Health Care — 10.9%
Biotechnology — 3.1%
MedImmune, Inc.	25	869	A
Medtronic, Inc.	16	921

		1,790

Portfolio of Investments
Balanced Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Health Care — Continued
Health Care Equipment and Supplies — 3.4%
Biomet, Inc.	22	$805
DENTSPLY International Inc.	7	354
Kyphon Inc.	10	408	A
STERIS Corporation	15	375

		1,942

Pharmaceuticals — 4.4%
Abbott Laboratories	12	473
IVAX Corporation	45	1,410	A
Johnson & Johnson	10	619

		2,502

Industrials — 7.2%
Aerospace and Defense — 1.6%
L-3 Communications Holdings, Inc.	12	892

Industrial Conglomerates — 2.0%
General Electric Company	32	1,122

Machinery — 1.1%
Dover Corporation	16	627

Road and Rail — 2.5%
Kansas City Southern	44	1,075	A
Norfolk Southern Corporation	9	381

		1,456

Information Technology — 8.6%
Communications Equipment — 2.4%
Cisco Systems, Inc.	38	651	A
Nokia Oyj – ADR	40	730

		1,381

Portfolio of Investments
Balanced Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Information Technology — Continued
Computers and Peripherals — 1.1%
International Business Machines Corporation	8	$625

Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials, Inc.	36	642
Intel Corporation	37	911
Texas Instruments Incorporated	23	738

		2,291

Software — 1.1%
Oracle Corporation	50	610	A

Materials — 3.4%
Chemicals — 1.7%
Praxair, Inc.	18	953

Metals and Mining — 1.7%
Rio Tinto plc – ADR	6	1,006

Utilities — 2.4%
Gas Utilities — 2.4%
Questar Corporation	18	1,363

Total Common Stocks and Equity Interests (Identified Cost — $26,815)		34,775

Portfolio of Investments
Balanced Trust
December 31, 2005 (Unaudited)

		Maturity
	Rate	Date	Par/Shares	Value

Corporate Bonds and Notes — 15.0%
Aerospace and Defense — 0.9%
General Dynamics Corporation	4.500%	8/15/10	$500	$492

Capital Markets — 0.9%
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	487

Commercial Banks — 0.6%
Bank of America Corporation	5.125%	11/15/14	330	329

Computers and Peripherals — 0.9%
International Business Machines Corporation	3.800%	2/1/08	550	539

Diversified Financial Services — 0.9%
Citigroup Inc.	3.500%	2/1/08	500	487

Finance — 4.5%
American Express Credit Corporation	3.000%	5/16/08	575	551
Caterpillar Financial Services Corporation	4.300%	6/1/10	500	486
Ford Motor Credit Company	6.875%	2/1/06	550	549
John Deere Capital Corporation	3.900%	1/15/08	500	490
SLM Corporation	6.810%	1/31/14	500	493	B

				2,569

Food and Staples Retailing — 3.0%
Kroger Company	6.750%	4/15/12	700	736
Safeway Inc.	4.800%	7/16/07	525	523
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	463

				1,722

Oil and Gas — 0.5%
Pacific Gas and Electric Company	4.200%	3/1/11	325	312

Portfolio of Investments
Balanced Trust
December 31, 2005 (Unaudited)

		Maturity
	Rate	Date	Par/Shares	Value

Pharmaceuticals — 1.4%
Abbott Laboratories	3.750%	3/15/11	$500	$473
IVAX Corporation	4.500%	5/15/08	350	353	C

				826

Road and Rail — 1.4%
Union Pacific Corporation	6.625%	2/1/08	750	775

Total Corporate Bonds and Notes (Identified Cost — $8,622)				8,538

U.S. Government and Agency Obligations — 19.4%
Inflation-Indexed Securities — 1.0%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	593	589	D

Stripped Securities — 0.8%
United States Treasury STRIPS	0.000%	5/15/13	625	452	E

Fixed Rate Securities — 17.6%
Fannie Mae	3.250%	2/15/09	750	718
Fannie Mae	3.875%	2/15/10	750	726
Fannie Mae	4.625%	10/15/14	300	296
Fannie Mae	5.000%	7/1/18	626	621
Fannie Mae	5.500%	10/1/34	998	989
Federal Farm Credit Bank	3.750%	4/9/10	475	457
Freddie Mac	3.160%	5/7/07	675	661
Freddie Mac	3.625%	9/15/08	500	486
Freddie Mac	4.500%	11/15/12	650	640
United States Treasury Notes	3.250%	8/15/07	1,100	1,080
United States Treasury Notes	3.375%	11/15/08	1,500	1,460
United States Treasury Notes	3.625%	7/15/09	1,000	976
United States Treasury Notes	4.000%	2/15/14	650	632
United States Treasury Notes	5.000%	8/15/11	250	258

				10,000

Total U.S. Government and Agency Obligations (Identified Cost — $11,272)				11,041

Portfolio of Investments
Balanced Trust
December 31, 2005 (Unaudited)

		Maturity
	Rate	Date	Par/Shares	Value

U.S. Government Agency Mortgage- Backed Securities — 3.3%
Fixed Rate Securities — 3.3%
Fannie Mae	5.000%	1/1/36	$450	$436
Government National Mortgage Association	5.500%	6/15/34 to
		6/15/35	662	667
Government National Mortgage Association	6.000%	1/15/29 to
		1/15/34	543	556
Government National Mortgage Association	7.000%	2/15/28 to
		12/15/31	197	206

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $1,845)				1,865

Repurchase Agreements — 1.0%
Bank of America 4.23%, dated 12/30/05, to be repurchased at $294 on 1/3/06 (Collateral: $300 Freddie Mac notes, 3.75%, due 3/15/07, value $300)			294	294
Goldman Sachs & Company 4.15%, dated 12/30/05, to be repurchased at $294 on 1/3/06 (Collateral: $302 Fannie Mae bonds, 5.5%, due 12/1/35, value $302)			294	294

Total Repurchase Agreements (Identified Cost — $588)				588

Portfolio of Investments
Balanced Trust
December 31, 2005 (Unaudited)

Total Investments — 99.8% (Identified Cost — $49,142)	$56,807
Other Assets Less Liabilities — 0.2%	133

Net Assets — 100.0%	$56,940

Net Asset Value Per Share:
Primary Class	$11.23

Financial Intermediary Class	$11.20

Institutional Class	$11.17

A	Non-income producing.

B	Indexed Security — The rates of interest earned on these securities are tied to the Consumer Price Index or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of December 31, 2005.

C	Convertible Security — Security may be converted into issuer’s common stock.

D	U.S. Treasury Inflation-Indexed Security — U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

E	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

Portfolio of Investments
Financial Services Fund
December 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 95.5%
Energy — 2.1%
Oil and Gas (Exploration and Production) — 2.1%
EnCana Corp.	32	$1,445

Financials — 91.0%
Banks — 41.6%
Bancorp Rhode Island, Inc.	20	666
Cascade Bancorp	60	1,381
Cascade Financial Corporation	50	888
Commerce Bancshares, Inc.	37	1,915
Cullen/ Frost Bankers, Inc.	20	1,074
Fidelity Bankshares, Inc.	40	1,308
First Financial Bankshares, Inc.	20	701
First State Bancorporation	60	1,439
Glacier Bancorp, Inc.	63	1,878
Greater Bay Bancorp	40	1,025
Harbor Florida Bancshares, Inc.	40	1,482
IBERIABANK Corporation	25	1,275
Mercantile Bankshares Corporation	25	1,411
Mid-State Bancshares	35	936
North Fork Bancorporation, Inc.	70	1,915
Northrim BanCorp Inc.	40	938
Sound Federal Bancorp, Inc.	40	764
Summit Bank Corporation	59	910
SunTrust Banks, Inc.	20	1,455
TCF Financial Corporation	50	1,357
Texas Regional Bancshares, Inc.	50	1,415
The Bank Holdings	5	99	A
The Bank Holdings – warrants	1	8
Wainwright Bank & Trust Company	92	927
Western Sierra Bancorp	30	1,092	A

		28,259

Commercial Banks — 13.8%
AmericanWest Bancorporation	50	1,181	A
Commercial Bankshares Incorporated	20	707
Community Capital Bancshares, Inc.	40	436
First Keystone Corporation	34	695

Portfolio of Investments
Financial Services Fund
December 31, 2005 (Unaudited)

	Shares/Par	Value

Financials — Continued
Commercial Banks — Continued
First Security Group Inc.	25	$244
First State Financial Corporation	15	229	A
Gateway Financial Holdings Inc.	51	846
GB&T Bancshares, Inc.	4	86
Gold Banc Corporation, Inc.	50	911
Leesport Financial Corporation	2	48
Riverview Bancorp, Inc.	51	1,181
Summit Bancshares, Inc.	40	719
Sussex Bancorp	32	475
TD Banknorth, Inc.	25	712
Zions Bancorporation	12	900

		9,370

Diversified Financial Services — 6.1%
Financial Federal Corporation	15	667
J.P. Morgan Chase & Co.	28	1,111
MBNA Corporation	35	950
SLM Corporation	25	1,377

		4,105

Insurance — 26.0%
American Equity Investment Life Holding Company	100	1,305
AmerUs Group Co.	25	1,417
Assurant, Inc.	35	1,522
Brooke Corporation	70	980
Brown & Brown, Inc.	62	1,894
CRM Holdings, Ltd.	100	1,301	A
Hilb, Rogal and Hamilton Company	30	1,155
Lincoln National Corporation	25	1,326
Old Republic International Corporation	55	1,444
Philadelphia Consolidated Holding Corp.	15	1,450	A
RLI Corp.	37	1,845
StanCorp Financial Group, Inc.	40	1,998

		17,637

Portfolio of Investments
Financial Services Fund
December 31, 2005 (Unaudited)

	Shares/Par	Value

Financials — Continued
Savings and Loan Companies — 2.8%
Citizens First Bancorp, Inc.	15	$356
United Financial Corp.	29	601
Willow Grove Bancorp, Inc.	60	908

		1,865

Thrifts and Mortgage Finance — 0.7%
Sovereign Bancorp, Inc.	23	486

Information Technology — 2.4%
Commercial Services and Supplies — 2.4%
Fiserv, Inc.	37	1,601	A

Total Common Stocks and Equity Interests (Identified Cost — $43,757)		64,768

Repurchase Agreements — 5.3%
Bank of America 4.23%, dated 12/30/05, to be repurchased at $1,808 on 1/3/06 (Collateral: $1,840 Freddie Mac notes, 4.625%, due 6/1/07, value $1,848)	$1,807	1,807
Goldman Sachs & Company 4.15%, dated 12/30/05, to be repurchased at $1,807 on 1/3/06 (Collateral: $1,851 Fannie Mae bonds, 5.5%, due 12/1/35, value $1,852)	1,806	1,806

Total Repurchase Agreements (Identified Cost — $3,613)		3,613

Total Investments — 100.8% (Identified Cost — $47,370)		68,381
Other Assets Less Liabilities — (0.8)%		(518)

Net assets — 100.0%		$67,863

Net Asset Value Per Share:
Primary Class		$14.53

Financial Intermediary Class		$15.53

A	Non-income producing.

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 98.0%
Auto and Transportation — 6.3%
Aftermarket Technology Corp.	39	$751	A
Alamo Group Inc.	8	172
American Axle & Manufacturing Holdings, Inc.	74	1,356
ArvinMeritor, Inc.	141	2,032
Asbury Automotive Group Inc.	48	790	A
Bandag, Incorporated	16	691
Bandag, Incorporated — Class A	12	418
ExpressJet Holdings, Inc.	109	882	A
Featherlite, Inc.	11	47	A
Mesa Air Group Inc.	61	641	A
Navistar International Corporation	60	1,711	A
Offshore Logistics, Inc.	16	476	A
Polaris Industries Inc.	7	366
R & B, Inc.	11	108	A
Republic Airways Holdings Inc.	38	572	A
SCS Transportation, Inc.	19	404	A
SkyWest, Inc.	111	2,989
Stoneridge, Inc.	46	305	A
Supreme Industries, Inc.	11	84
Swift Transportation Co., Inc.	53	1,066	A
TRW Automotive Holdings Corp.	6	161	A
Werner Enterprises, Inc.	12	236

		16,258

Consumer Discretionary — 23.8%
Aeropostale	2	58	A
American Greetings Corporation	89	1,958
Benihana Inc.	8	183	A
BJ’s Wholesale Club, Inc.	65	1,930	A
Blyth, Inc.	54	1,138
Books-A-Million, Inc.	10	95
Borders Group, Inc.	132	2,865
Brown Shoe Company, Inc.	37	1,557
Burlington Coat Factory Warehouse Corporation	60	2,429
Cadmus Communications Corporation	17	335

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Consumer Discretionary — Continued
Carriage Services, Inc.	36	$180	A
CBRL Group, Inc.	23	801
CEC Entertainment Inc.	5	163	A
Charming Shoppes, Inc.	23	297	A
Chromcraft Revington, Inc.	11	144	A
Claire’s Stores, Inc.	13	386
Columbia Sportswear Company	14	687	A
Convergys Corporation	144	2,276	A
Corinthian Colleges Inc.	57	668	A
CSS Industries, Inc.	22	676
Cycle Country Accessories Corp.	10	34	A
Dover Downs Gaming & Entertainment, Inc.	10	136
Duratek, Inc.	12	185	A
EarthLink, Inc.	159	1,762	A
Ethan Allen Interiors Inc.	46	1,677
Finlay Enterprises, Inc.	18	177	A
Flexsteel Industries, Inc.	11	162
Fresh Brands, Inc.	4	27	A
Frisch’s Restaurants, Inc.	6	144
Furniture Brands International, Inc.	106	2,358
Genesco Inc.	38	1,486	A
Global Imaging Systems, Inc.	1	21	A
Group 1 Automotive, Inc.	47	1,465	A
Handleman Company	46	568
Hartmarx Corporation	35	271	A
Hastings Entertainment, Inc.	21	116	A
IKON Office Solutions, Inc.	193	2,007
Jack in the Box Inc.	64	2,246	A
JAKKS Pacific, Inc.	35	722	A
Journal Register Company	54	812
K-Swiss Inc.	14	444
Kellwood Company	46	1,087
Kenneth Cole Productions, Inc.	11	268
Koss Corporation	2	63
La-Z-Boy Incorporated	22	294
Landry’s Restaurants, Inc.	7	190

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Consumer Discretionary — Continued
Lenox Group, Inc.	24	$318	A
Libbey Inc.	18	188
Lithia Motors, Inc.	22	679
Mity Enterprises, Inc.	5	87	A
Movie Gallery, Inc.	42	234
Multimedia Games, Inc.	22	200	A
Navigant International, Inc.	31	336	A
O’Charley’s Inc.	30	458	A
Opinion Research Corporation	5	28	A
P & F Industries, Inc.	1	13	A
PC Connection, Inc.	19	101	A
PDI, Inc.	11	143	A
PETCO Animal Supplies, Inc.	42	924	A
Pre-Paid Legal Services, Inc.	2	57
Q.E.P. Co., Inc.	3	27	A
Rent-A-Center, Inc.	64	1,215	A
REX Stores Corporation	22	337	A
Russell Corporation	66	887
Ryan’s Restaurant Group Inc.	85	1,020	A
Schiff Nutrition International, Inc.	11	55	A
Scholastic Corporation	12	354	A
Sonic Automotive, Inc.	59	1,308
Spectrum Brands, Inc.	40	804	A
Stage Stores, Inc.	55	1,630
Stanley Furniture Company, Inc.	16	380
StarTek, Inc.	17	299
Steinway Musical Instruments, Inc.	7	181	A
Strattec Security Corporation	7	275	A
Tandy Brands Accessories, Inc.	5	63
Tech Data Corporation	18	713	A
Tempur-Pedic International Inc.	85	972	A
The Bon-Ton Stores, Inc.	6	113
The Timberland Company	36	1,172	A
The Yankee Candle Company, Inc.	18	453
Trans World Entertainment Corporation	19	107	A
Tupperware Corporation	79	1,776

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Consumer Discretionary — Continued
United Auto Group, Inc.	57	$2,185
Vertrue Incorporated	15	544	A
Volt Information Sciences, Inc.	11	204	A
Waste Industries USA, Inc.	20	263
Water Pik Technologies, Inc.	19	408	A
Westaff, Inc.	21	104	A
Wilsons The Leather Experts Inc.	36	130	A
Zale Corporation	82	2,072	A

		61,365

Consumer Staples — 3.8%
Chiquita Brands International, Inc.	73	1,465
Del Monte Foods Company	143	1,492	A
Ingles Markets, Incorporated	1	22
Nash-Finch Company	12	295
NBTY, Inc.	51	834	A
Packaging Dynamics Corporation	3	35
Ruddick Corporation	84	1,794
Sanderson Farms, Inc.	11	330
Schweitzer-Mauduit International, Inc.	30	738
Smart & Final Inc.	41	522	A
Universal Corporation	52	2,237

		9,764

Financials — 35.6%
21st Century Insurance Group	65	1,057
ACE Cash Express, Inc.	18	413	A
Advanta Corp.	15	443
Alfa Corporation	49	790
American Equity Investment Life Holding Company	47	618
American Financial Group, Inc.	52	1,996
American National Bankshares Inc.	10	223
Ameris Bancorp	18	350
AmerUs Group Co.	69	3,910
Anchor BanCorp Wisconsin, Inc.	41	1,229
Argonaut Group, Inc.	28	933	A

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Financials — Continued
Arrow Financial Corporation	4	$115
Asset Acceptance Capital Corp.	7	157	A
BancFirst Corporation	9	713
BancorpSouth, Inc.	47	1,046
Bristol West Holdings Inc.	28	523
California First National Bancorp	7	87
Camden National Corporation	12	391
Capital Title Group, Inc.	4	23
Cash America International, Inc.	30	700
Ceres Group, Inc.	69	357	A
Chemical Financial Corporation	40	1,285
Chittenden Corporation	7	181
CNA Surety Corporation	45	648	A
Collegiate Funding Services	26	511	A
Columbia Banking System, Inc.	24	683
Community Bank System, Inc.	31	690
Community Trust Bancorp, Inc.	25	761
Corus Bankshares, Inc.	36	2,037
Delphi Financial Group, Inc.	41	1,875
Deluxe Corporation	67	2,019
Direct General Corporation	40	681
Donegal Group Inc. – Class A	6	128
Donegal Group Inc. – Class B	3	59
Downey Financial Corp.	39	2,667
Electro Rent Corporation	3	40	A
F.N.B. Corporation	46	795
FBL Financial Group, Inc.	56	1,828
First Bancorp	7	145
First Commonwealth Financial Corporation	21	270
First Community Bancshares, Inc.	11	330
First Financial Corporation	0.2	5
First Financial Holdings, Inc.	19	581
First Financial Service Corporation	5	155
First M&F Corporation	5	184
First Mutual Bancshares, Inc.	6	155
First Place Financial Corp.	4	105

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Financials — Continued
First United Corporation	8	$174
Firstbank Corporation	1	27
FirstFed Financial Corp.	26	1,423	A
Flagstar Bancorp, Inc.	42	609
Flushing Financial Corporation	32	504
FNB Corp.	7	130
FNB Corporation	12	368
FNB Financial Services Corporation	12	190
Fremont General Corporation	107	2,483
German American Bancorp	10	132
Great American Financial Resources, Inc.	39	768
Greater Bay Bancorp	13	343
Greene County Bancshares, Inc.	0.4	10
Hanover Insurance Group Inc	23	969
Harleysville Group Inc.	15	384
Harrington West Financial Group, Inc.	8	127
HMN Financial, Inc.	6	177
Horace Mann Educators Corporation	40	751
Hudson United Bancorp	71	2,972
IBERIABANK Corporation	6	300
IndyMac Bancorp, Inc.	97	3,781
Infinity Property & Casualty Corporation	40	1,485
Integra Bank Corporation	5	100
International Bancshares Corporation	13	375
Intersections Inc.	17	160	A
Irwin Financial Corporation	8	167
ITLA Capital Corporation	7	357	A
John H. Harland Company	50	1,895
Lakeland Financial Corporation	6	226
LandAmerica Financial Group, Inc.	31	1,959
MAF Bancorp, Inc.	28	1,149
MainSource Financial Group, Inc.	9	152
MBT Financial Corp.	2	37
Meadowbrook Insurance Group, Inc.	48	279	A
Merchants Bancshares, Inc.	4	101
National Western Life Insurance Company	4	807	A

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Financials — Continued
NBT Bancorp Inc.	30	$644
NCO Group, Inc.	59	1,002	A
North Central Bancshares, Inc.	3	96
North Valley Bancorp	11	200
Northrim BanCorp Inc.	8	190
Nymagic, Inc.	8	198
OceanFirst Financial Corp.	12	265
Odyssey Re Holdings Corp.	101	2,528
Ohio Casualty Corporation	55	1,562
Old Point Financial Corporation	2	47
Oriental Financial Group Inc.	26	316
PAB Bankshares, Inc.	14	250
Parkvale Financial Corporation	9	245
PennFed Financial Services, Inc.	1	24
Penns Woods Bancorp, Inc.	5	182
Peoples Bancorp Inc.	19	542
PFF Bancorp, Inc.	27	820
Presidential Life Corporation	33	632
ProCentury Corp.	12	133
Provident Bankshares Corporation	24	816
Raymond James Financial, Inc.	10	373
Renasant Corporation	15	471
Republic Bancorp, Inc.	119	1,414
Republic First Bancorp, Inc.	12	159	A
S&T Bancorp, Inc.	8	295
Safety Insurance Group, Inc.	27	1,074
Sierra Bancorp	6	142
Simmons First National Corporation	8	233
Southwest Bancorp, Inc.	11	212
StanCorp Financial Group, Inc.	14	699
Sterling Financial Corporation	23	571
Stewart Information Services Corporation	29	1,387
Taylor Capital Group, Inc.	6	225
Texas United Bancshares, Inc.	3	62
The Commerce Group, Inc.	57	3,242
The Phoenix Companies, Inc.	19	263

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Financials — Continued
Timberland Bancorp, Inc.	6	$150
Triad Guaranty Inc.	20	878	A
TriCo Bancshares	14	317
Trustmark Corporation	63	1,739
UICI	84	2,990
Unico American Corporation	5	49	A
United Bankshares, Inc.	18	631
United Community Financial Corp.	29	346
United Fire & Casualty Company	7	263
United Rentals, Inc.	18	423	A
United Security Bancshares, Inc.	6	156
Washington Banking Company	5	87
Washington Federal, Inc.	24	548
West Coast Bancorp	13	344
World Acceptance Corporation	23	641	A
WSFS Financial Corporation	4	245
Yadkin Valley Bank and Trust Company	6	91

		92,175

Health Care — 2.1%
America Service Group Inc.	15	235	A
AMERIGROUP Corporation	19	360	A
Apria Healthcare Group Inc.	79	1,905	A
Atrion Corporation	2	125
CONMED Corporation	15	348	A
Kindred Healthcare, Inc.	6	149	A
Magellan Health Services, Inc.	43	1,365	A
Molina Healthcare Inc.	31	826	A
National Home Health Care Corp.	12	115

		5,428

Materials — 6.1%
Ameron International Corporation	15	661
Bluegreen Corporation	36	573	A
Building Materials Holding Corporation	24	1,610
Cytec Industries Inc.	15	710

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Materials — Continued
Ennis Business Forms, Inc.	2	$31
Gibraltar Industries Inc.	38	880
GrafTech International Ltd.	51	317	A
Hercules Incorporated	149	1,688	A
Lennox International Inc.	17	488
Mod-Pac Corporation	2	27	A
NCI Building Systems, Inc.	14	586	A
NewMarket Corporation	22	538	A
Northwest Pipe Company	2	46	A
Olin Corporation	66	1,299
PolyOne Corporation	122	782	A
Silgan Holdings Inc.	30	1,084
The Anderson’s Inc.	7	306
The Timken Company	12	397
Tredegar Corporation	25	325
Universal Forest Products, Inc.	20	1,110
Worthington Industries, Inc.	117	2,244

		15,702

Miscellaneous — 0.1%
Hawkins, Inc.	16	218

Other Energy — 2.9%
Cimarex Energy Co.	28	1,222	A
Encore Aquisition Company	36	1,153	A
Forest Oil Corporation	2	109	A
Stone Energy Corporation	54	2,436	A
The Houston Exploration Company	41	2,175	A
The Oilgear Company	2	18	A
TransMontaigne Inc.	75	492	A

		7,605

Producer Durables — 4.5%
AGCO Corporation	120	1,987	A
All American Semiconductor, Inc.	8	31	A
Axcelis Technologies, Inc.	1	6	A

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Producer Durables — Continued
Beazer Homes USA, Inc.	13	$947
Briggs & Stratton Corporation	67	2,587
Craftmade International, Inc.	9	188
Dominion Homes, Inc.	4	43	A
ElkCorp	26	878
Kennametal Inc.	7	357
Orbital Sciences Corporation	70	894	A
Plantronics, Inc.	9	266
Quality Distribution Inc.	21	163	A
Ryder System, Inc.	18	722
Sigmatron International, Inc.	5	52	A
Standard Pacific Corp.	1	29
Standex International Corporation	25	694
Summa Industries	7	56
Superior Essex Inc.	23	456	A
United Industrial Corporation	20	815
WCI Communities, Inc.	4	102	A
WesBanco, Inc.	15	444

		11,717

Technology — 5.6%
Applix, Inc.	6	41	A
Bell Microproducts Inc.	23	174	A
CallWave, Inc.	15	74	A
Catapult Communications Corporation	3	50	A
CIBER, Inc.	41	267	A
Corillian Corporation	36	97	A
Dataram Corporation	11	57
Dynamics Research Corporation	12	190	A
Hi-Shear Technology Corporation	3	7	A
Hutchinson Technology Incorporated	32	911	A
Innovative Solutions and Support, Inc.	17	217	A
InterVideo Inc.	21	218	A
Intervoice, Inc.	42	334	A
Journal Communications, Inc.	26	366
Lecroy Corporation	13	194	A

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Technology — Continued
OmniVision Technologies, Inc.	81	$1,611	A
Pomeroy IT Solutions, Inc.	16	136	A
QAD Inc.	8	62
Sensient Technologies Corporation	84	1,509
SERENA Software, Inc.	45	1,064	A
Sigmatel Incorporated	49	647	A
SYNNEX Corporation	38	577	A
TESSCO Technologies Incorporated	8	124	A
TSR, Inc.	7	34
United Online, Inc.	117	1,665
Westell Technologies, Inc.	73	330	A
Western Digital Corporation	186	3,456	A
Wireless Telecom Group, Inc.	40	105

		14,517

Utilities — 7.2%
Atmos Energy Corporation	46	1,196
Cleco Corporation	7	140
Commonwealth Telephone Enterprises, Inc.	23	790
CT Communications, Inc.	25	297
Duquesne Light Holdings Inc.	103	1,681
EnergySouth, Inc.	6	168
Great Plains Energy Incorporated	35	990
Green Mountain Power Corporation	1	17
HickoryTech Corporation	14	107
IDACORP, Inc.	31	894
InfoSpace, Inc.	28	726	A
New Jersey Resources Corporation	4	180
Nicor Inc.	9	334
Northeast Utilities	26	508
Peoples Energy Corporation	61	2,153
Puget Energy, Inc.	66	1,342
South Jersey Industries, Inc.	34	997
TALK America Holdings, Inc.	54	469	A
The Laclede Group, Inc.	4	129
Vectren Corporation	4	119

Portfolio of Investments
U.S. Small-Capitalization Value Trust
December 31, 2005 (Unaudited)

	Shares/Par	Value

Utilities — Continued
Westar Energy, Inc.	6	$125
WGL Holdings Inc.	81	2,426
WPS Resources Corporation	51	2,843

		18,631

Total Common Stocks and Equity Interests (Identified Cost — $204,442)		253,380

Repurchase Agreements — 1.2%
Bank of America 4.23%, dated 12/30/05, to be repurchased at $1,523 on 1/3/06 (Collateral: $1,520 Federal Home Loan Bank notes, 5.25%, due 8/15/06, value $1,554)	$1,522	1,522
Goldman Sachs & Company 4.15%, dated 12/30/05, to be repurchased at $1,523 on 1/3/06 (Collateral: $1,560 Fannie Mae bonds, 5.5%, due 12/1/35, value $1,561)	1,523	1,523

Total Repurchase Agreements (Identified Cost — $3,045)		3,045

Total Investments — 99.2% (Identified Cost — $207,487)		256,425
Other Assets Less Liabilities — 0.8%		1,959

		$258,384

Net assets — 100.0%

Net Asset Value Per Share:
Primary Class		$13.50

Institutional Class		$14.84

A	Non-income producing.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Each Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified on the portfolio of investments.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
     Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: March 1, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: March 1, 2006

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.
Date: March 1, 2006